REVENUE AND DEFERRED INCOME (Tables)	12 Months Ended
Jun. 30, 2022
Revenue And Deferred Income
SUMMARY OF REVENUE

	2022 $	2021 $	2020 $
Sales of EasyDNA branded test - point in time	5,989,782	-	-
Sales of geneType branded test - point in time	7,551	25,347	9,864
License fees - over time	797,483	95,207	-
Total revenue	6,794,816	120,554	9,864

SCHEDULE OF DEFERRED INCOME
	2022 $	2021 $
Deferred income	814,150	635

SCHEDULE OF DISAGGREGATED BY GEOGRAPHICAL MARKETS

The Group’s revenue disaggregated by primary geographical markets is as follows:

	2022 $	2021 $	2020 $
America and Canada	2,274,551	120,554	9,864
Europe Middle East and Africa	2,501,302	-	-
Latin America	128,840	-	-
Asia pacific	1,890,123	-	-
Total revenue	6,794,816	120,554	9,864